Document and Entity Information	Jun. 22, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	EBAY INC
Amendment Flag	false
Entity Central Index Key	0001065088
Document Type	8-K
Document Period End Date	Jun. 22, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-37713
Entity Tax Identification Number	77-0430924
Entity Address, Address Line One	2025 Hamilton Avenue
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95125
City Area Code	(408)
Local Phone Number	376-7008
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock
Trading Symbol	EBAY
Security Exchange Name	NASDAQ
Deferrable Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.00% Notes due 2056
Trading Symbol	EBAYL
Security Exchange Name	NASDAQ